NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
NOTES PAYABLE
Schedule of Notes Payable
	June 30, 2013	December 31, 2012
Total notes payable	$72,948	$82,546
Less: current portion	(23,036)	(23,036)
Long term portion	$49,912	$59,510

	December 31, 2012	December 31, 2011
Total notes payable	$82,546	$—
Less: current portion	(23,036)	—
Long term portion	$59,510	$—